Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STEBEN ALTERNATIVE INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001584986
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2017
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017